Financial Investments - Financial investments at amortised cost and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Amortised cost	$ 30,431	$ 26,927
Financial investments
Disclosure of financial assets [line items]
Amortised cost	384,280	431,739
Fair value	390,243	437,098
Financial investments | US Treasury
Disclosure of financial assets [line items]
Amortised cost	41,427	57,135
Fair value	41,274	56,625
Financial investments | US Government agencies
Disclosure of financial assets [line items]
Amortised cost	18,691	15,790
Fair value	18,494	15,682
Financial investments | US Government sponsored entities
Disclosure of financial assets [line items]
Amortised cost	10,998	14,397
Fair value	11,033	14,442
Financial investments | UK Government
Disclosure of financial assets [line items]
Amortised cost	17,817	27,506
Fair value	18,538	28,480
Financial investments | Hong Kong Government
Disclosure of financial assets [line items]
Amortised cost	52,269	62,500
Fair value	52,252	62,475
Financial investments | Other governments
Disclosure of financial assets [line items]
Amortised cost	134,766	140,943
Fair value	136,414	142,594
Financial investments | Asset-backed securities
Disclosure of financial assets [line items]
Amortised cost	6,187	10,246
Fair value	5,781	9,392
Financial investments | Corporate debt and other securities
Disclosure of financial assets [line items]
Amortised cost	99,136	100,180
Fair value	102,540	102,741
Financial investments | Equities
Disclosure of financial assets [line items]
Amortised cost	2,989	3,042
Fair value	3,917	4,667
Financial investments | Debt securities issued by banks and other financial institutions
Disclosure of financial assets [line items]
Fair value	67,000	69,000
Financial investments | Debt securities issued by banks and other financial institutions, guaranteed by governments
Disclosure of financial assets [line items]
Fair value	$ 15,000	$ 20,000